Segment Information	3 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment Information

5. SEGMENT INFORMATION

The Company’s operating segments are reported in a manner consistent with the internal reporting provided to and regularly reviewed by the chief operating decision maker (“CODM”), the Chief Executive Officer (“CEO”) and are aligned to the geographical hubs that the Company operates in: Americas; Europe, Middle East, and Africa (“EMEA”); and Asia Pacific ("APAC").

Prior to fiscal year 2025, the Company's four operating segments were Americas, Europe, ASPA, and MEAI, which were reported as three reportable segments - Americas, Europe and APMA. During the three months ended December 31, 2024, the Company changed the structure of its internal organization to merge the Middle East and Africa regions with the Europe operating segment to create a new operating segment, EMEA, while the India region was merged with the ASPA operating segment to create the new operating segment, APAC, and therefore the MEAI operating segment ceased to exist. The change was due to the operational advantages and complementary benefits between the regions. No changes were made to the composition of the Americas operating segment. As a result, starting with fiscal year 2025, the Company has three operating as well as reportable segments - Americas, EMEA and APAC. Segment information for the three months ended December 31, 2023 has been conformed to the current period presentation.

Additionally, the Company continues to have Corporate / Other revenue and expenses, which primarily consists of non-core activities as well as other administrative costs that are not charged to the operating segments and foreign exchange gains and losses. The CODM uses the measure of adjusted EBITDA to assess operating segments’ performance to make decisions regarding the allocation of resources.

The adjustments to EBITDA relate to foreign exchange gains and losses, initial public offering ("IPO")-related costs and share-based compensation.

Assets and liabilities are neither reported nor reviewed by the CODM at the operating segment level.

	Three months ended December 31, 2024
	Americas	EMEA	APAC	Total Reportable Segments	Corporate / Other	Total
Revenue	210,700	102,759	47,103	360,562	1,157	361,719
Adjusted EBITDA	66,392	26,791	14,201	107,384	(5,291)	102,093
Foreign exchange loss						(11,871)
EBITDA						90,222
Depreciation and amortization						(26,192)
Finance cost, net						(24,778)
Profit before tax						39,252

	Three months ended December 31, 2023
	Americas	EMEA	APAC	Total Reportable Segments	Corporate / Other	Total
Revenue	181,453	87,528	32,084	301,065	1,859	302,924
Adjusted EBITDA	51,553	24,466	10,855	86,874	(5,518)	81,356
Foreign exchange loss						(11,655)
IPO-related costs						(7,293)
Share-based compensation expenses						(3,591)
EBITDA						58,817
Depreciation and amortization						(23,247)
Finance cost, net						(36,050)
Loss before tax						(480)